Annual Total Returns - Eaton Vance VT Floating-Rate Income Fund	Dec. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Initial Class
Bar Chart Table:
2013	3.85%
2014	0.57%
2015	(0.99%)
2016	8.95%
2017	3.44%
2018	(0.07%)
2019	7.08%
2020	2.00%
2021	3.63%
2022	(2.74%)